SIGNIFICANT ACCOUNTING POLICIES, Regulatory Framework (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Regulatory framework [Abstract]
Inflation rate	94.79%	50.94%	36.14%